Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund
Entity Central Index Key	0001329377
Document Period End Date	Jun. 30, 2024
C000030351 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust US Equity Opportunities ETF
Class Name	First Trust US Equity Opportunities ETF
Trading Symbol	FPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust US Equity Opportunities ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust US Equity Opportunities ETF	$28	0.55%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 700,546,055
Holdings Count | Holding	103
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$700,546,055
Total number of portfolio holdings	103
Portfolio turnover rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Regeneron Pharmaceuticals, Inc.	9.2%
Carrier Global Corp.	6.8%
Airbnb, Inc., Class A	6.2%
Samsara, Inc., Class A	4.8%
Otis Worldwide Corp.	3.5%
Constellation Energy Corp.	3.1%
Palantir Technologies, Inc., Class A	2.8%
Crowdstrike Holdings, Inc., Class A	2.8%
DraftKings, Inc., Class A	2.6%
DoorDash, Inc., Class A	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Regeneron Pharmaceuticals, Inc.	9.2%
Carrier Global Corp.	6.8%
Airbnb, Inc., Class A	6.2%
Samsara, Inc., Class A	4.8%
Otis Worldwide Corp.	3.5%
Constellation Energy Corp.	3.1%
Palantir Technologies, Inc., Class A	2.8%
Crowdstrike Holdings, Inc., Class A	2.8%
DraftKings, Inc., Class A	2.6%
DoorDash, Inc., Class A	2.6%

C000030350 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Morningstar Dividend Leaders Index Fund
Class Name	First Trust Morningstar Dividend Leaders Index Fund
Trading Symbol	FDL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Morningstar Dividend Leaders Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Morningstar Dividend Leaders Index Fund	$22	0.43%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[2]
Net Assets	$ 3,870,824,700
Holdings Count | Holding	101
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$3,870,824,700
Total number of portfolio holdings	101
Portfolio turnover rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Chevron Corp.	8.8%
Verizon Communications, Inc.	8.3%
AbbVie, Inc.	8.1%
Pfizer, Inc.	6.9%
Philip Morris International, Inc.	5.7%
Altria Group, Inc.	4.8%
International Business Machines Corp.	4.5%
United Parcel Service, Inc., Class B	3.4%
Gilead Sciences, Inc.	2.9%
CVS Health Corp.	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Chevron Corp.	8.8%
Verizon Communications, Inc.	8.3%
AbbVie, Inc.	8.1%
Pfizer, Inc.	6.9%
Philip Morris International, Inc.	5.7%
Altria Group, Inc.	4.8%
International Business Machines Corp.	4.5%
United Parcel Service, Inc., Class B	3.4%
Gilead Sciences, Inc.	2.9%
CVS Health Corp.	2.4%

C000238354 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Growth StrengthTM ETF
Class Name	First Trust Growth StrengthTM ETF
Trading Symbol	FTGS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Growth StrengthTM ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTGS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTGS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM ETF	$32	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[3]
Net Assets	$ 481,245,598
Holdings Count | Holding	51
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$481,245,598
Total number of portfolio holdings	51
Portfolio turnover rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	3.0%
Arista Networks, Inc.	2.7%
Monolithic Power Systems, Inc.	2.6%
Tesla, Inc.	2.5%
Broadcom, Inc.	2.5%
KLA Corp.	2.5%
Applied Materials, Inc.	2.3%
Amphenol Corp., Class A	2.3%
Palo Alto Networks, Inc.	2.3%
Deckers Outdoor Corp.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	3.0%
Arista Networks, Inc.	2.7%
Monolithic Power Systems, Inc.	2.6%
Tesla, Inc.	2.5%
Broadcom, Inc.	2.5%
KLA Corp.	2.5%
Applied Materials, Inc.	2.3%
Amphenol Corp., Class A	2.3%
Palo Alto Networks, Inc.	2.3%
Deckers Outdoor Corp.	2.3%

C000030478 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ-100-Technology Sector Index Fund
Class Name	First Trust NASDAQ-100-Technology Sector Index Fund
Trading Symbol	QTEC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NASDAQ-100-Technology Sector Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QTEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QTEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100-Technology Sector Index Fund	$29	0.54%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%	[4]
Net Assets	$ 4,108,891,022
Holdings Count | Holding	44
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$4,108,891,022
Total number of portfolio holdings	44
Portfolio turnover rate	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Datadog, Inc., Class A	2.6%
MongoDB, Inc.	2.6%
Atlassian Corp., Class A	2.6%
Zscaler, Inc.	2.6%
Palo Alto Networks, Inc.	2.5%
Adobe, Inc.	2.5%
Intuit, Inc.	2.5%
Fortinet, Inc.	2.5%
Autodesk, Inc.	2.4%
ARM Holdings PLC, ADR	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Datadog, Inc., Class A	2.6%
MongoDB, Inc.	2.6%
Atlassian Corp., Class A	2.6%
Zscaler, Inc.	2.6%
Palo Alto Networks, Inc.	2.5%
Adobe, Inc.	2.5%
Intuit, Inc.	2.5%
Fortinet, Inc.	2.5%
Autodesk, Inc.	2.4%
ARM Holdings PLC, ADR	2.4%

C000034137 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Capital Strength® ETF
Class Name	First Trust Capital Strength® ETF
Trading Symbol	FTCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Capital Strength® ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTCS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® ETF	$27	0.52%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[5]
Net Assets	$ 8,576,789,996
Holdings Count | Holding	50
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$8,576,789,996
Total number of portfolio holdings	50
Portfolio turnover rate	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Apple, Inc.	2.5%
Amphenol Corp., Class A	2.4%
Costco Wholesale Corp.	2.3%
TJX (The) Cos., Inc.	2.3%
Regeneron Pharmaceuticals, Inc.	2.3%
Walmart, Inc.	2.2%
Motorola Solutions, Inc.	2.2%
Moody’s Corp.	2.2%
Microsoft Corp.	2.2%
Colgate-Palmolive Co.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	2.5%
Amphenol Corp., Class A	2.4%
Costco Wholesale Corp.	2.3%
TJX (The) Cos., Inc.	2.3%
Regeneron Pharmaceuticals, Inc.	2.3%
Walmart, Inc.	2.2%
Motorola Solutions, Inc.	2.2%
Moody’s Corp.	2.2%
Microsoft Corp.	2.2%
Colgate-Palmolive Co.	2.2%

C000037913 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Value Line® Dividend Index Fund
Class Name	First Trust Value Line® Dividend Index Fund
Trading Symbol	FVD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Value Line® Dividend Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FVD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FVD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Value Line® Dividend Index Fund	$31	0.61%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[6]
Net Assets	$ 9,202,015,806
Holdings Count | Holding	204
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$9,202,015,806
Total number of portfolio holdings	204
Portfolio turnover rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ONE Gas, Inc.	0.5%
UnitedHealth Group, Inc.	0.5%
Houlihan Lokey, Inc.	0.5%
Commerce Bancshares, Inc.	0.5%
Toyota Motor Corp., ADR	0.5%
Infosys Ltd., ADR	0.5%
Tootsie Roll Industries, Inc.	0.5%
Juniper Networks, Inc.	0.5%
McCormick & Co., Inc.	0.5%
AT&T, Inc.	0.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ONE Gas, Inc.	0.5%
UnitedHealth Group, Inc.	0.5%
Houlihan Lokey, Inc.	0.5%
Commerce Bancshares, Inc.	0.5%
Toyota Motor Corp., ADR	0.5%
Infosys Ltd., ADR	0.5%
Tootsie Roll Industries, Inc.	0.5%
Juniper Networks, Inc.	0.5%
McCormick & Co., Inc.	0.5%
AT&T, Inc.	0.5%

C000201408 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Lunt U.S. Factor Rotation ETF
Class Name	First Trust Lunt U.S. Factor Rotation ETF
Trading Symbol	FCTR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Lunt U.S. Factor Rotation ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCTR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCTR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Lunt U.S. Factor Rotation ETF	$34	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[7]
Net Assets	$ 71,394,353
Holdings Count | Holding	171
Investment Company Portfolio Turnover	220.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$71,394,353
Total number of portfolio holdings	171
Portfolio turnover rate	220%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Vertiv Holdings Co., Class A	2.1%
NVIDIA Corp.	1.6%
Coinbase Global, Inc., Class A	1.6%
Vistra Corp.	1.5%
Paychex, Inc.	1.4%
Illinois Tool Works, Inc.	1.3%
Brown & Brown, Inc.	1.3%
Colgate-Palmolive Co.	1.3%
Sysco Corp.	1.2%
Procter & Gamble (The) Co.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vertiv Holdings Co., Class A	2.1%
NVIDIA Corp.	1.6%
Coinbase Global, Inc., Class A	1.6%
Vistra Corp.	1.5%
Paychex, Inc.	1.4%
Illinois Tool Works, Inc.	1.3%
Brown & Brown, Inc.	1.3%
Colgate-Palmolive Co.	1.3%
Sysco Corp.	1.2%
Procter & Gamble (The) Co.	1.2%

C000238091 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Aerospace & Defense ETF
Class Name	First Trust Indxx Aerospace & Defense ETF
Trading Symbol	MISL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Indxx Aerospace & Defense ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MISL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MISL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Aerospace & Defense ETF	$31	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[8]
Net Assets	$ 65,831,675
Holdings Count | Holding	35
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$65,831,675
Total number of portfolio holdings	35
Portfolio turnover rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Boeing (The) Co.	8.1%
TransDigm Group, Inc.	7.9%
Lockheed Martin Corp.	7.8%
General Dynamics Corp.	7.6%
RTX Corp.	7.6%
Howmet Aerospace, Inc.	4.6%
HEICO Corp.	4.4%
Leidos Holdings, Inc.	4.4%
L3Harris Technologies, Inc.	4.2%
Woodward, Inc.	3.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Boeing (The) Co.	8.1%
TransDigm Group, Inc.	7.9%
Lockheed Martin Corp.	7.8%
General Dynamics Corp.	7.6%
RTX Corp.	7.6%
Howmet Aerospace, Inc.	4.6%
HEICO Corp.	4.4%
Leidos Holdings, Inc.	4.4%
L3Harris Technologies, Inc.	4.2%
Woodward, Inc.	3.6%

C000244355 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P 500 Diversified Free Cash Flow ETF
Class Name	First Trust S&P 500 Diversified Free Cash Flow ETF
Trading Symbol	FCFY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust S&P 500 Diversified Free Cash Flow ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCFY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCFY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Diversified Free Cash Flow ETF	$30	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[9]
Net Assets	$ 1,129,211
Holdings Count | Holding	101
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$1,129,211
Total number of portfolio holdings	101
Portfolio turnover rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
HP, Inc.	3.7%
Skyworks Solutions, Inc.	3.6%
Hewlett Packard Enterprise Co.	3.5%
Warner Bros. Discovery, Inc.	2.6%
Cisco Systems, Inc.	2.6%
AT&T, Inc.	2.5%
NetApp, Inc.	2.4%
Synchrony Financial	2.3%
QUALCOMM, Inc.	2.1%
Electronic Arts, Inc.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
HP, Inc.	3.7%
Skyworks Solutions, Inc.	3.6%
Hewlett Packard Enterprise Co.	3.5%
Warner Bros. Discovery, Inc.	2.6%
Cisco Systems, Inc.	2.6%
AT&T, Inc.	2.5%
NetApp, Inc.	2.4%
Synchrony Financial	2.3%
QUALCOMM, Inc.	2.1%
Electronic Arts, Inc.	2.1%

C000047627 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Natural Gas ETF
Class Name	First Trust Natural Gas ETF
Trading Symbol	FCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Natural Gas ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Natural Gas ETF	$30	0.58%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[10]
Net Assets	$ 410,826,364
Holdings Count | Holding	45
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$410,826,364
Total number of portfolio holdings	45
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Western Midstream Partners, L.P.	5.0%
Hess Midstream, L.P., Class A	4.9%
EOG Resources, Inc.	4.4%
ConocoPhillips	4.4%
Occidental Petroleum Corp.	4.3%
Diamondback Energy, Inc.	4.2%
Devon Energy Corp.	3.9%
APA Corp.	3.6%
Coterra Energy, Inc.	3.6%
EQT Corp.	3.5%
Sub-Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Western Midstream Partners, L.P.	5.0%
Hess Midstream, L.P., Class A	4.9%
EOG Resources, Inc.	4.4%
ConocoPhillips	4.4%
Occidental Petroleum Corp.	4.3%
Diamondback Energy, Inc.	4.2%
Devon Energy Corp.	3.9%
APA Corp.	3.6%
Coterra Energy, Inc.	3.6%
EQT Corp.	3.5%

C000191287 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow 30 Equal Weight ETF
Class Name	First Trust Dow 30 Equal Weight ETF
Trading Symbol	EDOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dow 30 Equal Weight ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EDOW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EDOW
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow 30 Equal Weight ETF	$25	0.50%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[11]
Net Assets	$ 227,943,952
Holdings Count | Holding	31
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$227,943,952
Total number of portfolio holdings	31
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Salesforce, Inc.	3.7%
Amazon.com, Inc.	3.5%
Amgen, Inc.	3.5%
JPMorgan Chase & Co.	3.4%
Cisco Systems, Inc.	3.4%
Verizon Communications, Inc.	3.4%
Caterpillar, Inc.	3.4%
American Express Co.	3.4%
Boeing (The) Co.	3.4%
Chevron Corp.	3.4%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Salesforce, Inc.	3.7%
Amazon.com, Inc.	3.5%
Amgen, Inc.	3.5%
JPMorgan Chase & Co.	3.4%
Cisco Systems, Inc.	3.4%
Verizon Communications, Inc.	3.4%
Caterpillar, Inc.	3.4%
American Express Co.	3.4%
Boeing (The) Co.	3.4%
Chevron Corp.	3.4%

C000222997 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Gold Strategy Quarterly Buffer ETF
Class Name	FT Vest Gold Strategy Quarterly Buffer ETF
Trading Symbol	BGLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BGLD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Quarterly Buffer ETF	$47	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[12]
Net Assets	$ 29,421,473
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$29,421,473
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	93.8%
Money Market Funds	0.6%
Purchased Options	6.0%
Written Options	(0.4%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000241319 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg Inflation Sensitive Equity ETF
Class Name	First Trust Bloomberg Inflation Sensitive Equity ETF
Trading Symbol	FTIF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Bloomberg Inflation Sensitive Equity ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTIF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTIF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Inflation Sensitive Equity ETF	$31	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[13]
Net Assets	$ 2,274,329
Holdings Count | Holding	51
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$2,274,329
Total number of portfolio holdings	51
Portfolio turnover rate	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Carlisle Cos., Inc.	2.5%
Diamondback Energy, Inc.	2.5%
Weatherford International PLC	2.4%
Westinghouse Air Brake Technologies Corp.	2.4%
Valero Energy Corp.	2.3%
Permian Resources Corp.	2.3%
Marathon Oil Corp.	2.3%
Dover Corp.	2.3%
Cummins, Inc.	2.2%
Advanced Drainage Systems, Inc.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Carlisle Cos., Inc.	2.5%
Diamondback Energy, Inc.	2.5%
Weatherford International PLC	2.4%
Westinghouse Air Brake Technologies Corp.	2.4%
Valero Energy Corp.	2.3%
Permian Resources Corp.	2.3%
Marathon Oil Corp.	2.3%
Dover Corp.	2.3%
Cummins, Inc.	2.2%
Advanced Drainage Systems, Inc.	2.2%

C000029773 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow Jones Select MicroCap Index Fund
Class Name	First Trust Dow Jones Select MicroCap Index Fund
Trading Symbol	FDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dow Jones Select MicroCap Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Select MicroCap Index Fund	$30	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[14]
Net Assets	$ 171,479,044
Holdings Count | Holding	158
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$171,479,044
Total number of portfolio holdings	158
Portfolio turnover rate	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
VSE Corp.	2.3%
Powell Industries, Inc.	2.2%
Crescent Energy, Inc., Class A	2.0%
CRA International, Inc.	2.0%
ACM Research, Inc., Class A	1.8%
ScanSource, Inc.	1.8%
Genco Shipping & Trading Ltd.	1.5%
Barrett Business Services, Inc.	1.4%
CECO Environmental Corp.	1.4%
Cullinan Therapeutics, Inc.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
VSE Corp.	2.3%
Powell Industries, Inc.	2.2%
Crescent Energy, Inc., Class A	2.0%
CRA International, Inc.	2.0%
ACM Research, Inc., Class A	1.8%
ScanSource, Inc.	1.8%
Genco Shipping & Trading Ltd.	1.5%
Barrett Business Services, Inc.	1.4%
CECO Environmental Corp.	1.4%
Cullinan Therapeutics, Inc.	1.4%

C000030477 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ-100 Equal Weighted Index Fund
Class Name	First Trust NASDAQ-100 Equal Weighted Index Fund
Trading Symbol	QQEW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NASDAQ-100 Equal Weighted Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQEW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QQEW
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100 Equal Weighted Index Fund	$28	0.55%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[15]
Net Assets	$ 2,065,092,870
Holdings Count | Holding	104
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$2,065,092,870
Total number of portfolio holdings	104
Portfolio turnover rate	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Datadog, Inc., Class A	1.1%
MongoDB, Inc.	1.1%
Atlassian Corp., Class A	1.1%
Tesla, Inc.	1.1%
Zscaler, Inc.	1.1%
Baker Hughes Co.	1.1%
Palo Alto Networks, Inc.	1.1%
Diamondback Energy, Inc.	1.0%
Adobe, Inc.	1.0%
Intuit, Inc.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Datadog, Inc., Class A	1.1%
MongoDB, Inc.	1.1%
Atlassian Corp., Class A	1.1%
Tesla, Inc.	1.1%
Zscaler, Inc.	1.1%
Baker Hughes Co.	1.1%
Palo Alto Networks, Inc.	1.1%
Diamondback Energy, Inc.	1.0%
Adobe, Inc.	1.0%
Intuit, Inc.	1.0%

C000033930 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow Jones Internet Index Fund
Class Name	First Trust Dow Jones Internet Index Fund
Trading Symbol	FDN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dow Jones Internet Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Internet Index Fund	$26	0.49%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[16]
Net Assets	$ 6,023,664,877
Holdings Count | Holding	43
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$6,023,664,877
Total number of portfolio holdings	43
Portfolio turnover rate	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Amazon.com, Inc.	10.1%
Meta Platforms, Inc., Class A	9.4%
Netflix, Inc.	6.5%
Alphabet, Inc., Class A	5.2%
Salesforce, Inc.	5.1%
Arista Networks, Inc.	4.9%
Cisco Systems, Inc.	4.5%
Booking Holdings, Inc.	4.5%
Airbnb, Inc., Class A	4.4%
Alphabet, Inc., Class C	4.3%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	10.1%
Meta Platforms, Inc., Class A	9.4%
Netflix, Inc.	6.5%
Alphabet, Inc., Class A	5.2%
Salesforce, Inc.	5.1%
Arista Networks, Inc.	4.9%
Cisco Systems, Inc.	4.5%
Booking Holdings, Inc.	4.5%
Airbnb, Inc., Class A	4.4%
Alphabet, Inc., Class C	4.3%

C000033929 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NYSE® Arca® Biotechnology Index Fund
Class Name	First Trust NYSE® Arca® Biotechnology Index Fund
Trading Symbol	FBT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NYSE® Arca® Biotechnology Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FBT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FBT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NYSE® Arca® Biotechnology Index Fund	$26	0.53%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[17]
Net Assets	$ 1,108,229,996
Holdings Count | Holding	31
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$1,108,229,996
Total number of portfolio holdings	31
Portfolio turnover rate	52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alnylam Pharmaceuticals, Inc.	5.2%
Corcept Therapeutics, Inc.	4.4%
United Therapeutics Corp.	4.3%
Halozyme Therapeutics, Inc.	4.3%
Vertex Pharmaceuticals, Inc.	3.8%
Biogen, Inc.	3.7%
Amgen, Inc.	3.7%
Regeneron Pharmaceuticals, Inc.	3.7%
Natera, Inc.	3.6%
Argenx SE, ADR	3.6%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alnylam Pharmaceuticals, Inc.	5.2%
Corcept Therapeutics, Inc.	4.4%
United Therapeutics Corp.	4.3%
Halozyme Therapeutics, Inc.	4.3%
Vertex Pharmaceuticals, Inc.	3.8%
Biogen, Inc.	3.7%
Amgen, Inc.	3.7%
Regeneron Pharmaceuticals, Inc.	3.7%
Natera, Inc.	3.6%
Argenx SE, ADR	3.6%

C000035622 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ-100 Ex-Technology Sector Index Fund
Class Name	First Trust NASDAQ-100 Ex-Technology Sector Index Fund
Trading Symbol	QQXT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NASDAQ-100 Ex-Technology Sector Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQXT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QQXT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	$30	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[18]
Net Assets	$ 132,129,950
Holdings Count | Holding	62
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$132,129,950
Total number of portfolio holdings	62
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Tesla, Inc.	1.8%
Baker Hughes Co.	1.8%
Diamondback Energy, Inc.	1.8%
Warner Bros. Discovery, Inc.	1.8%
Biogen, Inc.	1.8%
Charter Communications, Inc., Class A	1.8%
Intuitive Surgical, Inc.	1.8%
MercadoLibre, Inc.	1.8%
Amazon.com, Inc.	1.7%
Comcast Corp., Class A	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tesla, Inc.	1.8%
Baker Hughes Co.	1.8%
Diamondback Energy, Inc.	1.8%
Warner Bros. Discovery, Inc.	1.8%
Biogen, Inc.	1.8%
Charter Communications, Inc., Class A	1.8%
Intuitive Surgical, Inc.	1.8%
MercadoLibre, Inc.	1.8%
Amazon.com, Inc.	1.7%
Comcast Corp., Class A	1.7%

C000041643 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ® Clean Edge® Green Energy Index Fund
Class Name	First Trust NASDAQ® Clean Edge® Green Energy Index Fund
Trading Symbol	QCLN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NASDAQ® Clean Edge® Green Energy Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCLN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	$25	0.56%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.56%	[19]
Net Assets	$ 692,976,171
Holdings Count | Holding	58
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$692,976,171
Total number of portfolio holdings	58
Portfolio turnover rate	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class	10.2%
Tesla, Inc.	8.8%
ON Semiconductor Corp.	7.4%
First Solar, Inc.	6.6%
Enphase Energy, Inc.	6.1%
Albemarle Corp.	5.0%
Rivian Automotive, Inc., Class A	4.9%
Universal Display Corp.	4.5%
Acuity Brands, Inc.	3.4%
Brookfield Renewable Partners, L.P.	3.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class	10.2%
Tesla, Inc.	8.8%
ON Semiconductor Corp.	7.4%
First Solar, Inc.	6.6%
Enphase Energy, Inc.	6.1%
Albemarle Corp.	5.0%
Rivian Automotive, Inc., Class A	4.9%
Universal Display Corp.	4.5%
Acuity Brands, Inc.	3.4%
Brookfield Renewable Partners, L.P.	3.2%

C000047628 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Water ETF
Class Name	First Trust Water ETF
Trading Symbol	FIW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Water ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FIW
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Water ETF	$26	0.51%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[20]
Net Assets	$ 1,667,565,465
Holdings Count | Holding	39
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$1,667,565,465
Total number of portfolio holdings	39
Portfolio turnover rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Veralto Corp.	4.2%
American Water Works Co., Inc.	4.2%
Xylem, Inc.	4.1%
Ecolab, Inc.	4.1%
Roper Technologies, Inc.	4.0%
Agilent Technologies, Inc.	3.6%
Essential Utilities, Inc.	3.6%
Ferguson PLC	3.5%
AECOM	3.3%
Tetra Tech, Inc.	3.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Veralto Corp.	4.2%
American Water Works Co., Inc.	4.2%
Xylem, Inc.	4.1%
Ecolab, Inc.	4.1%
Roper Technologies, Inc.	4.0%
Agilent Technologies, Inc.	3.6%
Essential Utilities, Inc.	3.6%
Ferguson PLC	3.5%
AECOM	3.3%
Tetra Tech, Inc.	3.3%

C000037851 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dividend StrengthTM ETF
Class Name	First Trust Dividend StrengthTM ETF
Trading Symbol	FTDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dividend StrengthTM ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTDS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTDS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dividend StrengthTM ETF	$36	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[21]
Net Assets	$ 21,808,115
Holdings Count | Holding	51
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$21,808,115
Total number of portfolio holdings	51
Portfolio turnover rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
QUALCOMM, Inc.	2.5%
Garmin Ltd.	2.3%
Synovus Financial Corp.	2.3%
Microchip Technology, Inc.	2.2%
Equitable Holdings, Inc.	2.2%
Stifel Financial Corp.	2.2%
Skyworks Solutions, Inc.	2.2%
Dick’s Sporting Goods, Inc.	2.2%
Honeywell International, Inc.	2.2%
Zions Bancorp N.A.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
QUALCOMM, Inc.	2.5%
Garmin Ltd.	2.3%
Synovus Financial Corp.	2.3%
Microchip Technology, Inc.	2.2%
Equitable Holdings, Inc.	2.2%
Stifel Financial Corp.	2.2%
Skyworks Solutions, Inc.	2.2%
Dick’s Sporting Goods, Inc.	2.2%
Honeywell International, Inc.	2.2%
Zions Bancorp N.A.	2.2%

C000047557 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P REIT Index Fund
Class Name	First Trust S&P REIT Index Fund
Trading Symbol	FRI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust S&P REIT Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FRI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FRI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P REIT Index Fund	$24	0.49%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[22]
Net Assets	$ 116,839,555
Holdings Count | Holding	134
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$116,839,555
Total number of portfolio holdings	134
Portfolio turnover rate	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Prologis, Inc.	9.9%
Equinix, Inc.	6.8%
Welltower, Inc.	5.9%
Simon Property Group, Inc.	4.7%
Digital Realty Trust, Inc.	4.7%
Realty Income Corp.	4.4%
Public Storage	4.3%
Extra Space Storage, Inc.	3.1%
VICI Properties, Inc.	2.8%
AvalonBay Communities, Inc.	2.8%
REIT Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	9.9%
Equinix, Inc.	6.8%
Welltower, Inc.	5.9%
Simon Property Group, Inc.	4.7%
Digital Realty Trust, Inc.	4.7%
Realty Income Corp.	4.4%
Public Storage	4.3%
Extra Space Storage, Inc.	3.1%
VICI Properties, Inc.	2.8%
AvalonBay Communities, Inc.	2.8%

C000078718 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ® ABA Community Bank Index Fund
Class Name	First Trust NASDAQ® ABA Community Bank Index Fund
Trading Symbol	QABA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NASDAQ® ABA Community Bank Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QABA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QABA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® ABA Community Bank Index Fund	$29	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[23]
Net Assets	$ 57,521,244
Holdings Count | Holding	128
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$57,521,244
Total number of portfolio holdings	128
Portfolio turnover rate	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Commerce Bancshares, Inc.	4.4%
Wintrust Financial Corp.	3.7%
Bank OZK	2.8%
United Bankshares, Inc.	2.7%
First Financial Bankshares, Inc.	2.6%
Hancock Whitney Corp.	2.5%
UMB Financial Corp.	2.5%
International Bancshares Corp.	2.2%
TFS Financial Corp.	2.2%
Ameris Bancorp	2.1%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Commerce Bancshares, Inc.	4.4%
Wintrust Financial Corp.	3.7%
Bank OZK	2.8%
United Bankshares, Inc.	2.7%
First Financial Bankshares, Inc.	2.6%
Hancock Whitney Corp.	2.5%
UMB Financial Corp.	2.5%
International Bancshares Corp.	2.2%
TFS Financial Corp.	2.2%
Ameris Bancorp	2.1%

C000222996 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Gold Strategy Target Income ETF®
Class Name	FT Vest Gold Strategy Target Income ETF®
Trading Symbol	IGLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Gold Strategy Target Income ETF® (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/IGLD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Target Income ETF®	$44	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[24]
Net Assets	$ 98,084,248
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$98,084,248
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	128.5%
Money Market Funds	0.1%
Purchased Options	0.2%
Written Options	(29.9%)
Net Other Assets and Liabilities	1.1%
Total	100.0%

[1]	Annualized.
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